Taxes (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2025 CNY (¥)
Taxes [Line Items]
Preferential effective tax rate			25.00%
Net operating losses carried forward (in Dollars) | $	$ 1,931,100	$ 814,834
Underpayment of taxes (in Yuan Renminbi) | ¥				¥ 100
Minimum [Member]
Taxes [Line Items]
Preferential effective tax rate	2.50%
Maximum [Member]
Taxes [Line Items]
Preferential effective tax rate		5.00%
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate percentage	16.50%
State Administration of Taxation, China [Member]
Taxes [Line Items]
Statutory income tax rate percentage			25.00%
Preferential tax rates	25.00%